CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Personnel expenses (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel expenses
Wages and salaries	$ 225,883,645	$ 187,600,163	$ 194,740,646
Employee benefits	53,340,673	48,504,899	58,005,213
Severance benefits	4,163,608	3,238,966	6,987,184
Other personnel expenses	18,134,494	12,993,234	13,389,967
Total	$ 301,522,420	$ 252,337,262	$ 273,123,010